Share-based payments	6 Months Ended
Jun. 30, 2025
Share-based payments
Share-based payments

5. Share-based payments

The income / (expense) for share-based payment is as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Cost of sales	(221)	—	(199)	—
Selling and distribution expenses	(89)	(97)	(119)	(161)
Research and development expenses	(452)	(881)	(659)	(1,539)
General and administrative expenses	(320)	(440)	(537)	(790)
Other operating expenses	(162)	(120)	(219)	(204)
Total	(1,244)	(1,538)	(1,731)	(2,694)

Expense recognized for the equity-settled programs was as follows:

	Three months ended June 30,		Six months ended June 30,
Program	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	(68)	(1,130)	(158)	(1,931)
RSU Supervisory Board	(162)	(63)	(219)	(125)
Prior VSOP	(3)	—	(7)	—
LTIP RSUs	(1,011)	(345)	(1,347)	(638)
Total	(1,244)	(1,538)	(1,731)	(2,694)

On January 1, 2025, the Group awarded 3,163,386 options to various key employees. The grant was made under the terms of the long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. A Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 1.71
Weighted average share price (10-days VWAP before grant date)	EUR 2.92
Exercise price (USD 3.04)	EUR 2.92
Expected volatility (%)	65.0%
Expected life (years)	3.39
Risk-free interest rate (%)	4.35%

On February 24, 2025, the Group awarded 284,909 options to the Supervisory Board members and 2,461,018 options to the Executive Board and various key employees. The grant was made under the terms of the long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. A Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 1.54
Weighted average share price (10-days VWAP before grant date)	EUR 3.34
Exercise price (USD 3.48)	EUR 3.34
Expected volatility (%)	70.0%
Expected life (years)	3.51
Risk-free interest rate (%)	4.21%

Exercise of options

No options were exercised within the six months ended June 30, 2025.